As filed with the Securities and Exchange Commission on June 3,2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2008

Date of reporting period:  03/31/2008

Item 1. Report to Stockholders.

Intrepid Capital Fund
Intrepid Small Cap Fund
Intrepid Income Fund
Intrepid All Cap Fund

Semi-Annual Report
March 31, 2008

Intrepid Capital Fund

April 15, 2008

Dear Fellow Shareholders,

The six months ending March 31, 2008 have certainly been exciting as we stand by watching the debt bubble unwind. We have known and complained publicly about the fraudulently underwritten N.I.N.A. (No Income, No Assets) home mortgages in the past.  However, I don’t think we stopped to contemplate what the securitization of debt could do to the spreading of this disease.

I am reminded of the quote from Senator Dirksen of Illinois, “A million here and a million there, and pretty soon you’re talking real money.” Well, substitute a “B” as in billions and you have today’s debt problem, which started innocently enough with someone wanting to purchase a home.  This simple American desire was perverted along the way by an easy monetary policy at the Federal Reserve, fraud from both borrowers and lenders, and Wall St. alchemy, all shaken and stirred with the complicity of the rating agencies.  I am afraid that this toxic brew will deliver an extensive hangover.

Since our last letter we have seen drastic steps taken by the Federal Reserve. The first was in January with a 75 basis point cut in the Federal Funds Rate in response to our falling stock markets and potentially due to a huge trading loss by a rogue trader at Société Générale in Paris.  In mid-March, our increasingly interventionist Fed stepped in to arrange a shotgun marriage between Bear Stearns and J.P. Morgan. Bear shareholders went home on Friday with a $30 share price and awoke to news on Monday that, with the Fed’s “help,” the company had been sold for $2 per share.

I recognize it is easy to second guess the Federal Reserve, but my concern is that we are not allowing price discovery to occur. We are also allowing the creeping nationalization of the mortgage business.  In addition, certain politicians want mortgage lenders to write off portions of outstanding loan balances.

The good news for you is that the Intrepid Capital Fund does not now, nor in the past, have investments in banks, investment banks or mortgage brokers.  I am pleased to announce ICMBX completed the first six months of fiscal year 2008 with a loss of 1.59% non annualized versus the S&P 500 return of -12.46% and -14.02% for the Russell 2000  (both are also non annualized).  In all fairness, ICMBX follows a “balanced” mandate and ended the period with 57% in stock, 30% in corporate bonds and 13% in Treasury bills and money market accounts, unlike the S&P 500 and Russell 2000 which are all stock indices.  Our goal with this balanced mix of assets is to participate in up markets, but protect capital in ugly environments (like right now).

Over the past six months we have had several businesses reach our calculated intrinsic value or said differently, “private market value”.  We estimate a business  value by discounting estimated future cash flows (based on conservative growth estimates) with the appropriate risk adjusted discount rate for that business.  We also value businesses based on their assets and cash transaction multiples within their industries.  Our purchases and sales are driven solely by our internal estimates of value.  When we calculate a big enough discount to fair value, we buy.  When shares reach our estimate of value, we sell.  We sold shares in Coca Cola, Grolsch Beer, Rent-A-Center, Aaron Rents and Hanesbrands as their shares reached our appraised values.

Intrepid Capital Fund

Each quarter, the Intrepid Capital Fund and the Intrepid Capital Income Fund pay out all dividends and interest income, as well as annually distribute all realized short-term and long-term capital gains.  For the Intrepid Capital Fund, this distribution of $0.625 per share caused a corresponding drop in the fund’s N.A.V. (Net Asset Value) on 12/27/2007.

The financial market volatility that we have experienced over the last six months has presented the fund with more investment possibilities than we have had since the fall of 2002.  This period reminds me of 1990, in that a broker dealer had failed (Drexel Burnham) and real estate was available everywhere as the Resolution Trust Corporation had to take possession from failed savings and loan associations and then liquidate it. That period created some great investment opportunities and we believe that the current turmoil in the markets has created similar opportunities.

In a world of almost limitless choice, thank you for entrusting us with your hard earned money.  We work hard everyday to maintain that trust.  If there is anything we can do to serve you better, please call us @ 1-866-996-FUND.

Mark F. Travis
President/C.E.O.

Intrepid Capital Fund
Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility and less liquidity due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.

Must be preceded or accompanied by a current prospectus.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.  You cannot invest directly in an index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

A basis point equals 0.01%.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 19-23 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

05/08

Intrepid Small Cap Fund

April 15, 2008

Dear Fellow Shareholders,

The Intrepid Small Cap Fund increased 0.21% over the past six months, ending March 31, 2008.  Although such a small return is nothing to get excited about, it compared relatively well versus the small cap market, which had a very difficult six months, with the Russell 2000 returning -14.02%.

There were several factors that contributed to the fund’s outperformance.  First, the Intrepid Small Cap Fund is run in a flexible and independent manner.  We are not forced into sector weights based on a benchmark and we can hold cash when valuations are not appealing.  In other words, we’re not mirroring a benchmark and often will perform differently from our peers and major small cap indices.  In the case of the past six months, our independent thinking was a very good thing, but in all fairness, in the future there will most likely be periods when we lag due to our low correlation to the markets.

Avoiding many of the financial industry’s landmines also helped our relative performance.  In the past, we have talked about the froth in housing and the mortgage markets.  Although our relative performance suffered in 2005 for not owning these sectors, as a whole, the Fund benefited from not attending the housing bubble party.

Many of the fund’s holdings have strong balance sheets and meaningful free cash flow; therefore, most of the businesses we own do not rely on the currently dysfunctional credit market for capital.  When capital is scarce, higher quality businesses tend to outperform.  We believe the Fund benefited from this trend over the past six months.

The Fund’s above average cash levels also helped buffer the fund from the decline in the small cap market.  That said, please keep in mind that our large cash balance is not an attempt to time the market, but is a reflection of the limited number of small cap stocks trading at discounts to our estimated intrinsic values.  Our long-term goal is to have the fund fully invested – valuations permitting.

We had one takeover during the past six months. Grolsch announced that it agreed to be acquired by SABMiller for $1.2 billion.  We decided to sell our long-time beer holding since the acquisition price was above our internal valuation of the business. We also sold the following stocks as their market values exceed our valuations: Rent-A-Center, Aaron Rents, Prestige Brands, and Virco Manufacturing (partial sale).

The Fund’s largest holding and one of our most recent purchases is Applied Signal. Applied Signal is a manufacturer of surveillance and reconnaissance equipment and software.  Most of its sales come from the United States Government and its intelligence agencies.  Although Applied Signal has higher operating risks than most of the businesses we own, it has some of the same characteristics.  First, it generates meaningful free cash flow which we believe will be near $14 million in 2008 (on a $160 million market cap).  Second, it has a strong balance sheet with no debt and $39 million in cash.  Third, it has a competitive advantage in its proprietary software that allows it to be the sole provider for the majority of its sales.

Intrepid Small Cap Fund

Although the small cap market remains expensive, we continue to search for businesses such as Applied Signal.  We are hopeful the volatility in the small cap market continues as volatility often creates opportunity.

Sincerely,

Eric Cinnamond
Small Cap Fund Portfolio Manager

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility and less liquidity due to investments in smaller companies and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.

Must be preceded or accompanied by a current prospectus.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.  You cannot invest directly in an index.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 24-27 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

05/08

Intrepid Income Fund

April 15, 2008

Dear Fellow Shareholders,

Over the six months ending March 31, 2008, the Intrepid Income Fund returned -0.40% versus -4.12% for the Merrill High Yield Master II benchmark.  The Fund has remained defensive, which gave us comfort as the junk bond market further unraveled.  The average yield on below investment grade bonds increased from 8.55% on September 30, 2007 to 10.9% on March 31, 2008.  Spreads expanded from 420 basis points to 821 basis points, and about 40% of this increase came from falling government bond yields.  Investors continued to rush to the “safety” of Treasuries despite mounting inflation.  Five and 10 year Treasuries yielded 2.4% and 3.4%, respectively, at the end of the first quarter.  Those who buy government debt at these levels may experience negative real returns.  Although we believe the Bureau of Labor Statistics continues to underreport inflation, the financial media has finally picked up on this issue.  The Wall Street Journal’s front page has featured a photo of inflation-induced riots in third world countries twice in the last week.

The high yield bond universe now appears more sensibly priced than the Treasury market; however, trap doors remain for those who blindly grab at today’s larger yields.  In our opinion, the credit quality of much of corporate America reeks, in spite of articles in the press that describe blue chip balance sheets bursting with cash. Much of this is due to the LBO boom, which ended abruptly last summer.  The junk market is saturated with cash-burning businesses that barely scraped by while the economy was strong.  As the economic picture darkens, many of these companies could go bankrupt, causing painful markdowns in their bonds.  Linens ’n Things, an overleveraged home furnishings retailer taken private by Apollo Management in 2006, has (predictably) followed this script.  We watched from a safe distance as the company’s bonds cratered from near par to the 30’s over the last year.

Although we are confident that large pockets of the high yield market are in store for more damage, we believe that many bonds currently offer a reasonable yield.  The challenge for us, at this point, is to weigh the allure of lower prices against our expectation of weaker earnings.  Some of the investments we are considering are involved in cyclical businesses that will experience lower cash flows for the foreseeable future.  Nevertheless, the risks are often worth taking when presented with a healthy balance sheet and double-digit yield.

Our latest bond purchases are companies with economic exposure but above-average credit strength for high yield issuers.  First, we added to our position in Rent-A-Center’s 7.5% bonds and Scholastic’s 5% notes. We also bought Mobile Mini’s 6.875% bonds due May 1, 2015.  Mobile Mini is the nation’s largest provider of portable storage solutions.  They lease steel storage containers to a variety of customers.  These steel units retain their value extremely well, and management contends that a new container and one that is 20 years old are virtually indistinguishable.  As a result, even though our bonds are not secured, we believe there is substantial asset value in the business.  In late February, Mobile Mini announced that it was acquiring Mobile Storage Group, its largest competitor.  The acquisition will increase the company’s leverage from 2.7X to 3.9X Debt/EBITDA. Management has pledged to limit capital spending and focus on debt reduction.  As of April 15, 2008, the bonds were trading around 81 for a yield of 10.79%.

Intrepid Income Fund

We also purchased the debt of two apparel companies: Perry Ellis 8.875% notes due September 15, 2013 and Phillips-Van Heusen 7.25% notes due February 15, 2011. Retail-related issues fell in price during January, and we believed this provided a good opportunity to establish a position in higher-quality operators.  Both Perry and Phillips sport strong balance sheets and are outperforming their peers as we enter a difficult consumer environment.  They generate high free cash flow, which is supported by significant royalty streams from licensing their brands (Phillips controls most Calvin Klein rights).  In the last fiscal year, Perry Ellis’s operating income was 3.5X its interest expense, and its leverage multiple was slightly over 2X.  Phillips-Van Heusen’s operating income was nearly 10X its interest expense in the same period, and the company’s net debt balances are incredibly small.  As of April 15, 2008, Perry’s bond was yielding 9.9%, while Phillips’ issue had a 7% yield.

We sold our Cott Beverages holding in late January.  The private label soda manufacturer has been squeezed by skyrocketing commodity costs (aluminum, corn syrup) and declining demand for soft drinks due to the growing popularity of beverage alternatives such as energy drinks and flavored waters.  Although we believed the commodity cost issue would ultimately pass, the consumer demand problem gave us increasing concern.  We exited our American Rock Salt position in the fourth quarter.  That firm’s manager-owners issued Payment in Kind debt to pay themselves a $100 million dividend.  While this debt was subordinated to our bonds, it increases the likelihood of financial distress if the company has another light snowfall season (fortunately for them, this winter was very white, unlike 2006-07).

Thank you for your investment.

Sincerely,

Jayme Wiggins
Income Fund Portfolio Manager

Intrepid Income Fund

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility due to investments in high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.
Must be preceded or accompanied by a current prospectus.

The Merrill Lynch High Yield Master II Index is Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks.  You cannot invest directly in an index.
A basis point equals 0.01%.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Par is the face, or initial, value of a bond.  When discussed as a price, par refers to 100% of face value.

Debt/EBITDA is a ratio calculated by dividing a company’s outstanding debt into its earnings before interest, taxes, depreciation and amortization.  This ratio is an indicator of a company’s financial performance.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 28-30 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.
05/08

Intrepid All Cap Fund

April 15, 2008

Dear Fellow Shareholders,

The first semi-annual Intrepid All Cap Fund letter finds us with only five actual months to discuss, given the fund’s launch date of October 31, 2007. Over that period, ICMCX returned -10.10% versus the S&P 500 Index’s return of -13.83%. Most of the difference between the return on the All Cap Fund and the S&P 500 has come in the first three months of 2008.

The last two months of 2007 saw sharp declines in much of the broad equity markets, and the Intrepid All Cap Fund was affected as well. Particularly hard hit were our insurance stocks XL Capital (ticker: XL) and Travelers (ticker: TRV) as the market sold off stocks in the financial sector. In both cases, however, we are confident that even with situational write-downs, the book value of assets on the balance sheet is worth more than current market prices indicate.

In the past, we at Intrepid have talked about taking advantage of volatility because it allows us to quickly exit positions at or above intrinsic values when the market jumps, while allowing us to buy new positions in attractive businesses when the market sells off rapidly. The first three month period of 2008 is a perfect example. The Intrepid All Cap Fund acquired several new positions and exited eight existing ones. The new positions run the gamut from the cable giant Comcast (ticker CMCSA) to Applied Signal, a defense contractor that manufactures communications intelligence equipment (ticker: APSG). Other securities acquired in the quarter include credit card processor Total Systems Services (ticker: TSS), publisher Wiley & Sons (ticker: JW/A), Starbucks (ticker: SBUX), timber REIT Potlatch (ticker: PCH), pet and garden supplier Central Garden and Pet (ticker: CENT) and discount shoe retailer DSW (ticker: DSW).

Comcast is a classic high free cash flow business that is just coming out of a major capital expenditure cycle. We expect an increase in free cash flows over 2008 along with increased buybacks and a reinstituted dividend. Total Systems Services provides a one-stop shop for any bank that wishes to offer credit card services, including statement processing, call centers, and marketing reports. Wiley and Sons (ticker: JW/A) is a business we owned in 2007 but sold as it traded above our valuation. With the market selling off, we were able to return to this position. With the near completion of its acquisition of British-based Blackwell publishing, Wiley & Sons has a much larger international presence and more niche journals, which should drive margins. Potlatch Corp. is a real estate investment trust (REIT) that owns 1.7 million acres of timberlands and pays out a hefty 5% dividend. We believe the land is worth more than the Company’s market value. We also took the opportunity to add Starbucks to the equity portfolio. We believe this coffee retailer is being discarded by the market. Although the days of 20% revenue growth and 10% same-store sales growth have gone as the economy slowed, we feel the market responded by overselling the business. Founder Howard Schultz is back at the helm as CEO and has indicated that the Company will close some stores in the U.S. which are not producing. It will also focus on improving its core offerings and strengthening its brand. It may take time, but Starbucks should see an improvement in margins over the next one to two years.

Intrepid All Cap Fund

Changing gears, we sold six securities which we could no longer justify holding: Alberto-Culver (ticker: ACV), Coca-Cola (ticker: KO), Hanesbrands (ticker: HBI), Rent-A-Center (ticker: RCII), Aaron Rents (ticker: RNT), and Jackson Hewitt (ticker: JTX). Note that Aaron Rents and Rent-A-Center were just acquired at the end of 2007, but quickly traded above intrinsic valuations by the end of the semi-annual period. Two others stocks, Sally Beauty Holdings (ticker: SBH) and Broadridge Financial Solutions (ticker: BR) were spin-offs of Alberto-Culver and ADP (ticker: ADP), respectively. In both cases, the businesses had less-attractive business models than the parent companies.
Based on our valuations, we believe the Intrepid All Cap Fund portfolio has a combined discount of 25%. In other words, it is currently selling for $0.75 on the dollar. We will seek to capitalize on opportunities in the market that are overlooked, underappreciated, or both.

Sincerely,

Gregory M. Estes
All Cap Fund Portfolio Manager

Past performance is no guarantee of future results.

The Fund is subject to special risks including volatility and less liquidity due to investments in small- and mid-cap stocks and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.

Must be preceded or accompanied by a current prospectus.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  You cannot invest directly in an index.

Book Value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 31-33 for a complete list of fund holdings.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.
05/08

Intrepid Funds

EXPENSE EXAMPLE
March 31, 2008 (Unaudited)

   As a shareholder of the Intrepid Capital Management Funds Trust (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other expenses incurred by the Funds.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2007 – March 31, 2008) for the Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund; and from inception through the remainder of the period (October 31, 2007 – March 31, 2008) for the Intrepid All Cap Fund.

ACTUAL EXPENSES

   The first line of the following table provides information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the following example.  The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Intrepid Funds

EXPENSE EXAMPLE (continued)
March 31, 2008 (Unaudited)

You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

INTREPID CAPITAL FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2007 -
	October 1, 2007	March 31, 2008	March 31, 2008
Actual	$1,000.00	$ 984.10	$9.67
Hypothetical (5% return
before expenses)	1,000.00	1,015.25	9.82
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the period.

INTREPID SMALL CAP FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2007 -
	October 1, 2007	March 31, 2008	March 31, 2008
Actual	$1,000.00	$1,002.10	$9.76
Hypothetical (5% return
before expenses)	1,000.00	1,015.25	9.82
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the period.

INTREPID INCOME FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2007 -
	October 1, 2007	March 31, 2008	March 31, 2008
Actual	$1,000.00	$ 996.00	$6.24
Hypothetical (5% return
before expenses)	1,000.00	1,018.75	6.31
* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the period.

Intrepid Funds

EXPENSE EXAMPLE (continued)
March 31, 2008 (Unaudited)

INTREPID ALL CAP FUND
			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 31, 2007 -
	October 31, 2007	March 31, 2008	March 31, 2008
Actual	$1,000.00	$ 899.00	$7.74
Hypothetical (5% return
before expenses)	1,000.00	1,012.75	8.20
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 153/366 to reflect the period.

Intrepid Capital Fund
ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
March 31, 2008 (Unaudited)

Intrepid Capital Fund

COMPONENTS OF PORTFOLIO HOLDINGS
Common Stock	$18,562,874
Corporate Bonds	10,026,506
U.S. Treasury Obligations	38,380
Short-Term Investments	4,374,154
Total	$33,001,914

Intrepid Small Cap Fund

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
March 31, 2008 (Unaudited)

Intrepid Small Cap Fund

COMPONENTS OF PORTFOLIO HOLDINGS
Consumer Discretionary	$3,053,580
Consumer Staples	1,449,845
Energy	251,845
Financials	1,319,944
Industrials	1,244,225
Information Technology	1,848,654
Materials	141,799
Utilities	2,003,879
Short-Term Investments	2,641,565
Total	$13,955,336

Intrepid Income Fund

ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
March 31, 2008 (Unaudited)

Intrepid Income Fund

COMPONENTS OF PORTFOLIO HOLDINGS
Corporate Bonds	$16,270,075
U.S. Treasury Obligations	2,069,932
Short-Term Investments	9,175,023
Total	$27,515,030

Intrepid All Cap Fund
ALLOCATION OF PORTFOLIO HOLDINGS (as a % of total investments)
March 31, 2008 (Unaudited)

Intrepid All Cap Fund

COMPONENTS OF PORTFOLIO HOLDINGS
Consumer Discretionary	$1,466,474
Consumer Staples	1,166,863
Financials	870,154
Health Care	457,414
Industrials	443,477
Information Technology	993,588
Short Term Investments	870,460
Total	$6,268,430

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.93%
Aerospace & Defense - 2.38%
Applied Signal Technology, Inc.	66,795	$788,181
Beverages - 2.41%
Anheuser-Busch Companies, Inc.	16,885	801,193
Commercial Services & Supplies - 2.00%
Cintas Corp.	23,255	663,698
Communications Equipment - 2.00%
Tellabs, Inc. (a)	122,060	665,227
Computers & Peripherals - 2.17%
Dell, Inc. (a)	36,200	721,104
Distributors - 1.10%
Prestige Brands Holdings, Inc. (a)	44,470	363,765
Food & Staples Retailing - 3.52%
Wal-Mart Stores, Inc.	22,150	1,166,862
Food Products - 3.77%
Kraft Foods, Inc.	22,430	695,554
Sara Lee Corp.	39,740	555,565
		1,251,119
Health Care Providers & Services - 1.67%
Health Management Associates, Inc. (a)	104,780	554,286
Hotels Restaurants & Leisure - 1.17%
Starbucks Corp. (a)	22,180	388,150
Hotels, Restaurants & Leisure - 1.91%
International Speedway Corp. - Class A	15,360	632,832
Household Products - 4.01%
Central Garden & Pet Co. (a)	42,365	195,303
Oil-Dri Corporation of America	63,562	1,137,124
		1,332,427
Insurance - 9.94%
Baldwin & Lyons, Inc.	30,925	794,154

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.93% (continued)
Insurance - 9.94% (continued)
Berkshire Hathaway, Inc. (a)	175	$782,757
Horace Mann Educators Corp.	44,100	770,868
Travelers Companies, Inc.	6,960	333,036
XL Capital Ltd.	20,900	617,595
		3,298,410
IT Services - 4.97%
Automatic Data Processing, Inc.	19,095	809,437
Total Systems Services Inc.	35,475	839,339
		1,648,776
Media - 5.04%
Comcast Corp. (a)	47,840	925,226
John Wiley & Sons, Inc.	18,850	748,345
		1,673,571
Multiline Retail - 0.98%
Family Dollar Stores, Inc.	16,700	325,650
Pharmaceuticals - 2.17%
Mylan Laboratories, Inc.	61,970	718,852
Real Estate - 1.20%
Potlatch Corp.	9,675	399,287
Specialty Retail - 3.10%
DSW, Inc. (a)	24,665	319,412
Limited Brands	41,545	710,419
		1,029,831
Water Utilities - 0.42%
Connecticut Water Service, Inc.	5,900	139,653
TOTAL COMMON STOCKS
(Cost $19,720,393)		18,562,874

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 30.21%
Aerospace & Defense - 1.44%
Goodrich Corp.
7.500%, 04/15/2008	$476,000	$476,615
Building Products - 1.32%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	539,000	439,285
Commercial Services & Supplies - 3.63%
Blount, Inc.
8.880%, 08/01/2012	440,000	434,500
Mobile Mini, Inc.
6.875%, 05/01/2015	294,000	245,490
Waste Management, Inc.
6.500%, 11/15/2008	514,000	524,302
		1,204,292
Electronic Equipment & Instruments - 1.95%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	684,000	648,090
Holding Company - 1.96%
AMR Holding Co. / Emcare Holding Co.
10.000%, 02/15/2015	610,000	651,175
Hotels, Restaurants & Leisure - 2.04%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	691,000	677,180
Household Products - 1.99%
Central Garden & Pet Co.
9.130%, 02/01/2013	812,000	659,750
IT Services - 1.19%
Certegy, Inc.
4.750%, 09/15/2008	406,000	393,820
Media - 3.25%
Echostar DBS Corp.
5.750%, 10/01/2008	691,000	689,273

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 30.21% (continued)
Media - 3.25% (continued)
Scholastic Corp.
5.000%, 04/15/2013	$454,000	$389,276
		1,078,549
Paper & Forest Products - 1.91%
Appleton Papers, Inc.
8.130%, 06/15/2011	655,000	633,713
Photo Equipment & Supplies - 1.50%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	543,000	496,845
Real Estate - 1.84%
American Real Estate Partners
7.130%, 02/15/2013	671,000	612,287
Specialty Retail - 3.67%
Payless ShoeSource, Inc.
8.250%, 08/01/2013	635,000	561,975
Rent-A-Center, Inc.
7.500%, 05/01/2010	705,000	655,650
		1,217,625
Textiles, Apparel & Luxury Goods - 2.52%
Perry Ellis International, Inc.
8.875%, 09/15/2013	443,000	425,280
Phillips-Van Heusen
7.250%, 02/15/2011	412,000	412,000
		837,280
TOTAL CORPORATE BONDS
(Cost $10,634,743)		10,026,506

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.12%

U.S. Treasury Note - 0.12%
4.125%, 08/15/2008	$38,000	$38,380
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,092)		38,380

	Shares
SHORT-TERM INVESTMENTS - 13.18%
Money Market Funds - 7.04%
AIM STIT Treasury Portfolio
2.060% (b)	658,200	658,200
Fidelity Government Portfolio I
3.140% (b)	658,200	658,200
Fidelity Money Market Portfolio
5.160% (b)	362,633	362,633
SEI Daily Income Trust Treasury Fund
4.770% (b)	658,200	658,200
		2,337,233
U.S. Treasury Bills - 6.14%
U.S. Treasury Bill
0.000%, 04/24/2008	39,000	38,925
0.000%, 05/01/2008	2,000,000	1,997,996
		2,036,921
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,374,154)		4,374,154
Total Investments - 99.44%
(Cost $34,767,382)		33,001,914
Other Assets in Excess of Liabilities - 0.56%		185,733
TOTAL NET ASSETS - 100.00%		$33,187,647

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) Variable Rate

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.91%
Aerospace & Defense - 5.49%
Applied Signal Technology, Inc.	65,065	$767,767
Beverages - 1.26%
National Beverage Corp.	23,010	176,487
Commercial Services & Supplies - 3.41%
Cintas Corp.	8,385	239,308
Deluxe Corp.	6,000	115,260
Ecology & Environment, Inc.	10,200	121,890
		476,458
Communications Equipment - 4.57%
Communications Systems, Inc.	29,120	313,622
Tellabs, Inc. (a)	59,775	325,774
		639,396
Computers & Peripherals - 1.04%
Astro-Med, Inc.	16,200	144,990
Consumer Finance - 0.96%
First Cash Financial Services, Inc. (a)	13,000	134,290
Distributors - 1.66%
Prestige Brands Holdings, Inc. (a)	28,325	231,699
Electric Utilities - 2.87%
Great Plains Energy, Inc.	4,300	105,995
Portland General Electric Co.	10,700	241,285
Unitil Corp.	2,000	53,900
		401,180
Electronic Equipment & Instruments - 5.32%
Mocon, Inc.	54,981	620,186
Park Electrochemical Corp.	4,800	124,080
		744,266
Energy Equipment & Services - 1.80%
Tidewater, Inc.	2,000	110,220
Unit Corp. (a)	2,500	141,625
		251,845

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.91% (continued)
Food & Staples Retailing - 2.11%
Casey's General Stores, Inc.	11,000	$248,600
United Natural Foods, Inc. (a)	2,500	46,775
		295,375
Gas Utilities - 8.49%
Delta Natural Gas, Inc.	19,365	478,122
Energy West, Inc.	46,748	409,045
RGC Resources, Inc.	8,237	229,483
WGL Holdings, Inc.	2,200	70,532
		1,187,182
Hotels, Restaurants & Leisure - 5.34%
International Speedway Corporation	14,710	606,052
Speedway Motorsports, Inc.	5,600	140,392
		746,444
Household Durables - 2.11%
National Presto Industries, Inc.	3,500	183,400
Virco Mfg. Corporation	21,345	111,634
		295,034
Household Products - 5.35%
Central Garden & Pet Co. (a)	30,605	140,239
Oil-Dri Corporation of America	33,962	607,580
		747,819
Insurance - 6.19%
Baldwin & Lyons, Inc.	13,465	345,781
Horace Mann Educators Corp.	29,750	520,030
		865,811
IT Services - 2.29%
CSG Systems International (a)	9,000	102,330
Total Systems Services Inc.	9,200	217,672
		320,002
Media - 1.84%
Courier Corp.	3,700	92,315

See notes to financial statements.

Intrepid Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.91% (continued)
Media - 1.84% (continued)
Harte-Hanks, Inc.	1,500	$20,505
John Wiley & Sons, Inc.	3,625	143,912
		256,732
Metals & Mining - 1.01%
Royal Gold, Inc.	4,700	141,799
Multiline Retail - 3.06%
Family Dollar Stores, Inc.	21,930	427,635
Personal Products - 1.64%
CCA Industries, Inc.	5,500	49,940
United Guardian, Inc.	17,600	180,224
		230,164
Real Estate - 2.29%
Potlatch Corp.	7,750	319,843
Specialty Retail - 4.59%
DSW, Inc. (a)	22,675	293,641
Maidenform Brands, Inc. (a)	13,000	211,510
Petsmart, Inc.	6,700	136,948
		642,099
Textiles, Apparel & Luxury Goods - 3.25%
Columbia Sportswear Co.	4,800	211,344
McRae Industries, Inc.	14,614	242,592
		453,936
Water Utilities - 2.97%
Connecticut Water Service, Inc.	9,940	235,280
Middlesex Water Co.	9,925	180,238
		415,518
TOTAL COMMON STOCKS
(Cost $11,571,128)		11,313,771

See notes to financial statements.

Intrepid Small Cap Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 18.89%
Money Market Funds - 0.34%
SEI Daily Income Trust Treasury Fund
4.770% (b)	$47,863	$47,863
U.S. Treasury Bills - 18.55%
U.S. Treasury Bill
0.000%, 05/01/2008	2,600,000	2,593,702

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,641,565)		2,641,565
Total Investments - 99.80%
(Cost $14,212,693)		13,955,336
Other Assets in Excess of Liabilities - 0.20%		28,049
TOTAL NET ASSETS - 100.00%		$13,983,385

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) Variable Rate
See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 58.44%
Aerospace & Defense - 3.66%
Goodrich Corp.
7.500%, 04/15/2008	$1,017,000	$1,018,315
Building Products - 2.79%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	951,000	775,065
Commercial Services & Supplies - 8.98%
Blount, Inc.
8.880%, 08/01/2012	889,000	877,887
Mobile Mini, Inc.
6.875%, 05/01/2015	553,000	461,755
Waste Management, Inc.
6.500%, 11/15/2008	1,138,000	1,160,808
		2,500,450
Electronic Equipment & Instruments - 3.42%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	1,006,000	953,185
Holding Company - 3.51%
AMR Holding Co. / Emcare Holding Co.
10.000%, 02/15/2015	915,000	976,762
Hotels, Restaurants & Leisure - 4.04%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	1,146,000	1,123,080
Household Products - 2.86%
Central Garden & Pet Co.
9.130%, 02/01/2013	981,000	797,063
IT Services - 3.29%
Certegy, Inc.
4.750%, 09/15/2008	945,000	916,650
Media - 5.93%
Echostar DBS Corp.
5.750%, 10/01/2008	733,000	731,168

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 58.44% (continued)
Media - 5.93% (continued)
Scholastic Corp.
5.000%, 04/15/2013	$1,071,000	$918,315
		1,649,483
Paper & Forest Products - 4.08%
Appleton Papers, Inc.
8.130%, 06/15/2011	1,175,000	1,136,812
Photo Equipment & Supplies - 3.03%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	923,000	844,545
Real Estate - 2.70%
American Real Estate Partners
7.130%, 02/15/2013	824,000	751,900
Specialty Retail - 6.21%
Payless ShoeSource, Inc.
8.250%, 08/01/2013	875,000	774,375
Rent-A-Center, Inc.
7.500%, 05/01/2010	1,027,000	955,110
		1,729,485
Textiles, Apparel & Luxury Goods - 3.94%
Perry Ellis International, Inc.
8.875%, 09/15/2013	518,000	497,280
Phillips-Van Heusen
7.250%, 02/15/2011	600,000	600,000
		1,097,280
TOTAL CORPORATE BONDS
(Cost $17,075,036)		16,270,075

See notes to financial statements.

Intrepid Income Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 7.43%
U.S. Treasury Note - 7.43%
3.750%, 05/15/2008	$335,000	$336,073
5.125%, 06/30/2008	668,000	674,368
4.125%, 08/15/2008	1,049,000	1,059,491
		2,069,932
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,054,061)		2,069,932

SHORT-TERM INVESTMENTS - 32.96%
Money Market Funds - 7.77%
AIM STIT Treasury Portfolio
2.060% (a)	549,400	549,400
Fidelity Government Portfolio I
3.140% (a)	549,400	549,400
Fidelity Money Market Portfolio
5.160% (a)	513,955	513,955
SEI Daily Income Trust Treasury Fund
4.770% (a)	549,400	549,400
		2,162,155
U.S. Treasury Bills - 25.19%
U.S. Treasury Bill
0.000%, 04/24/2008	6,273,000	6,269,404
0.000%, 07/10/2008	750,000	743,464
		7,012,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,175,023)		9,175,023
Total Investments - 98.83%
(Cost $28,304,120)		27,515,030
Other Assets in Excess of Liabilities - 1.17%		325,600
TOTAL NET ASSETS - 100.00%		$27,840,630

Percentages are stated as a percent of net assets.
(a) Variable Rate

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.22%
Aerospace & Defense - 3.08%
Applied Signal Technology, Inc.	16,335	$192,753
Beverages - 4.15%
Anheuser-Busch Companies, Inc.	5,480	260,026
Commercial Services & Supplies - 4.01%
Cintas Corp.	8,785	250,724
Communications Equipment - 2.68%
Tellabs, Inc. (a)	30,825	167,996
Computers & Peripherals - 4.04%
Dell, Inc. (a)	12,690	252,785
Distributors - 1.11%
Prestige Brands Holdings, Inc. (a)	8,530	69,775
Food & Staples Retailing - 5.19%
Wal-Mart Stores, Inc.	6,170	325,036
Food Products - 8.32%
Kraft Foods, Inc.	7,825	242,653
Sara Lee Corp.	19,910	278,342
		520,995
Health Care Providers & Services - 2.78%
Health Management Associates, Inc. (a)	32,930	174,200
Hotels, Restaurants & Leisure - 5.87%
International Speedway Corp. - Class A	5,250	216,300
Starbucks Corp. (a)	8,630	151,025
		367,325
Household Products - 0.97%
Central Garden & Pet Co. (a)	13,190	60,806
Insurance - 11.91%
Baldwin & Lyons, Inc.	4,745	121,852
Horace Mann Educators Corp.	13,300	232,484
Travelers Companies, Inc.	3,265	156,230

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.22% (continued)
Insurance - 11.91% (continued)
XL Capital Ltd.	7,958	$235,159
		745,725
IT Services - 9.15%
Automatic Data Processing, Inc.	7,415	314,322
Total Systems Services Inc.	10,925	258,485
		572,807
Media - 8.81%
Comcast Corp. (a)	14,680	283,911
John Wiley & Sons, Inc.	6,735	267,380
		551,291
Multiline Retail - 2.11%
Family Dollar Stores, Inc.	6,775	132,112
Pharmaceuticals - 4.52%
Mylan Laboratories, Inc.	24,415	283,214
Real Estate - 1.99%
Potlatch Corp.	3,015	124,429
Specialty Retail - 5.53%
DSW, Inc. (a)	7,655	99,132
Limited Brands	14,435	246,839
		345,971
TOTAL COMMON STOCKS
(Cost $6,007,446)		5,397,970

See notes to financial statements.

Intrepid All Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 13.91%
Money Market Funds - 6.93%
AIM STIT Treasury Portfolio
2.060% (b)	$124,900	$124,900
Fidelity Government Portfolio I
3.140% (b)	124,900	124,900
Fidelity Money Market Portfolio
5.160% (b)	58,962	58,962
SEI Daily Income Trust Treasury Fund
4.770% (b)	124,900	124,900
		433,662
U.S. Treasury Bills - 6.98%
U.S. Treasury Bill
0.000%, 09/25/2008	440,000	436,798

TOTAL SHORT-TERM INVESTMENTS
(Cost $870,461)		870,460
Total Investments - 100.13%
(Cost $6,877,907)		6,268,430
Liabilities in Excess of Other Assets - (0.13)%		(8,023)
TOTAL NET ASSETS - 100.00%		$6,260,407

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) Variable Rate

See notes to financial statements.

Intrepid Funds

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

	Intrepid	Intrepid Small
	Capital Fund	Cap Fund
ASSETS:
Investments, at market value
(Cost $34,767,382 and $14,212,693, respectively)	$33,001,914	$13,955,336
Cash	2,965	—
Income receivable	256,137	13,779
Receivable for fund shares sold	10,470	28,960
Receivable for investment securities sold	—	424,490
Other assets	20,556	11,325
Total assets	33,292,042	14,433,890

LIABILITIES:
Payable for fund shares redeemed	—	4,022
Payable for investment securities purchased	—	406,456
Payable to Investment Adviser	30,457	8,612
Payable to Custodian	335	3,072
Accrued expenses	73,603	28,343
Total liabilities	104,395	450,505
Total net assets	$33,187,647	$3,983,385

NET ASSETS CONSIST OF:
Capital stock	$33,556,086	$13,931,899
Accumulated undistributed net
investment income (loss)	8,368	(20,833)
Accumulated undistributed net realized
gain on investments	1,388,661	329,676
Unrealized depreciation on investments	(1,765,468)	(257,357)
Total net assets	$33,187,647	$13,983,385

Shares outstanding (unlimited shares
of no par value authorized)	3,407,351	1,212,236

Net asset value, offering and
redemption price per share	$9.74	$11.54

See notes to financial statements.

Intrepid Funds
STATEMENT OF ASSETS AND LIABILITIES (continued)
March 31, 2008 (Unaudited)

	Intrepid	Intrepid All
	Income Fund	Cap Fund
ASSETS:
Investments, at market value
(Cost $28,304,120 and $6,877,907, respectively)	$27,515,030	$6,268,430
Cash	—	1,944
Income receivable	376,956	14,628
Receivable from Adviser	—	359
Other assets	17,237	2,639
Total assets	27,909,223	6,288,000

LIABILITIES:
Payable for fund shares redeemed	13,978	—
Payable to Investment Adviser	8,786	—
Payable to Custodian	5,385	1,366
Accrued expenses	40,444	26,227
Total liabilities	68,593	27,593
Total net assets	$27,840,630	$6,260,407

NET ASSETS CONSIST OF:
Capital stock	$8,693,627	$6,814,749
Accumulated undistributed net
investment income	16,204	2,109
Accumulated undistributed net realized
gain (loss) on investments	(80,111)	53,026
Unrealized depreciation on investments	(789,090)	(609,477)
Total net assets	$27,840,630	$6,260,407

Shares outstanding (unlimited shares
of no par value authorized)	2,879,175	697,266

Net asset value, offering and
redemption price per share	$9.67	$8.98

See notes to financial statements.

Intrepid Funds

STATEMENT OF OPERATIONS
For the six months ended
March 31, 2008 (Unaudited)

	Intrepid	Intrepid Small
	Capital Fund	Cap Fund
INVESTMENT INCOME:
Dividend income	$172,824	$72,994
Interest income	463,676	60,151
Total investment income	636,500	133,145

Advisory fees	169,758	45,557
Distribution (12b-1) fees	42,440	11,389
Shareholder servicing fees and expenses	22,834	10,879
Fund accounting fees	20,140	3,773
Administration fees	17,516	16,291
Professional fees	17,467	16,469
Federal and state registration	9,643	7,772
Insurance	8,269	526
Trustees fees and expenses	4,916	980
Reports to shareholders	3,855	757
Custody fees	2,761	4,030
Miscellaneous	300	283
Total expenses before Adviser reimbursement	319,899	118,706
Expenses recouped (reimbursed) by Adviser	11,115	(29,872)
Net expenses	331,014	88,834
Net investment income	305,486	44,311

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized gain on investments	1,388,909	339,327
Net change in unrealized depreciation on investments	(2,263,134)	(434,612)
Net realized and unrealized loss on investments	(874,225)	(95,285)
Net decrease in net assets resulting from operations	$568,739)	$(50,974)

See notes to financial statements.

Intrepid Funds

STATEMENT OF OPERATIONS (continued)
For the six months ended
March 31, 2008 (Unaudited)

	Intrepid	Intrepid All
	Income Fund	Cap Fund
INVESTMENT INCOME:
Dividend income	$—	$41,362
Interest income	767,555	12,977
Total investment income	767,555	54,339

Advisory fees	89,965	23,110
Distribution (12b-1) fees	29,989	5,777
Shareholder servicing fees and expenses	16,136	9,568
Fund accounting fees	13,006	2,513
Administration fees	16,844	14,950
Professional fees	16,891	14,564
Federal and state registration	8,960	4,038
Insurance	1,195	363
Trustees fees and expenses	3,155	651
Reports to shareholders	2,810	734
Custody fees	1,915	2,150
Miscellaneous	213	234
Total expenses before Adviser reimbursement	201,079	78,652
Expenses reimbursed by Adviser	(51,143)	(33,588)
Net expenses	149,936	45,064
Net investment income	617,619	9,275

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized gain (loss) on investments	(81,769)	53,026
Net change in unrealized depreciation on investments	(650,639)	(609,477)
Net realized and unrealized loss on investments	(732,408)	(556,451)
Net decrease in net assets resulting from operations	$(114,789)	$(547,176)

See notes to financial statements.

Intrepid Capital Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$305,486	$1,373,796
Net realized gain on investments	1,388,909	2,147,204
Net change in unrealized
depreciation on investments	(2,263,134)	(715,175)
Net increase (decrease) in assets
resulting from operations	(568,739)	2,805,825

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(297,118)	(1,371,300)
From net realized gain	(1,866,102)	(501,666)
Total distributions	(2,163,220)	(1,872,966)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,992,817	8,817,856
Proceeds from shares issued
to holders in reinvestment of dividends	2,103,595	1,866,036
Cost of shares redeemed(1)	(2,658,420)	(5,980,346)

Net increase in net assets from
capital share transactions	2,437,992	4,703,546

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(293,967)	5,636,405

NET ASSETS:
Beginning of period	33,481,614	27,845,209
End of period (including undistributed net
investment income of $8,368 and $3,365)	$33,187,647	$33,481,614

(1) Net of redemption fees of $31 and $127, respectively.

See notes to financial statements.

Intrepid Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months	Year
	Ended	Ended
	March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$44,311	$52,575
Net realized gain on investments	339,327	229,158
Net change in unrealized appreciation
(depreciation) on investments	(434,612)	109,385
Net increase (decrease) in assets
resulting from operations	(50,974)	391,118

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(65,144)	(7,376)
From net realized gain	(260,141)	—
Total distributions	(325,285)	(7,376)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,327,382	3,764,617
Proceeds from shares issued to holders
in reinvestment of dividends	325,063	7,376
Cost of shares redeemed(2)	(679,489)	(761,948)
Net increase in net assets from
capital share transactions	8,972,956	3,010,045
TOTAL INCREASE IN NET ASSETS	8,596,697	3,393,787

NET ASSETS:
Beginning of period	5,386,688	1,992,901
End of period (including undistributed net
investment income (loss) of
($20,833) and $45,169)	$13,983,385	$5,386,688

(1) Commencement of Operations.
(2) Net of redemption fees of $276 and $349, respectively.

See notes to financial statements.

Intrepid Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months	July 2, 2007(1)
	Ended	through
	March 31, 2008	September 30, 2007
	(Unaudited)
OPERATIONS:
Net investment income	$617,619	$288,505
Net realized loss on investments	(81,769)	—
Net change in unrealized
depreciation on investments	(650,639)	(138,451)
Net increase (decrease) in assets
resulting from operations	(114,789)	150,054

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(601,415)	(275,658)
From net realized gain	(11,189)	—
Total distributions	(612,604)	(275,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,501,944	21,722,314
Proceeds from shares issued to holders
in reinvestment of dividends	612,604	275,658
Cost of shares redeemed	(418,893)	—
Net increase in net assets from
capital share transactions	6,695,655	21,997,972

TOTAL INCREASE IN NET ASSETS	5,968,262	21,872,368

NET ASSETS:
Beginning of period	21,872,368	—
End of period (including
undistributed net investment income
of $16,204 and $12,847)	$27,840,630	$21,872,368

(1) Commencement of Operations.

See notes to financial statements.

Intrepid All Cap Fund

STATEMENT OF CHANGES IN NET ASSETS (continued)

October 31, 2007(1)
through
March 31, 2008
(Unaudited)
OPERATIONS:
Net investment income	$9,275
Net realized gain on investments	53,026
Net change in unrealized depreciation on investments	(609,477)
Net decrease in assets resulting from operations	(547,176)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,166)
Total distributions	(7,166)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,537,390
Proceeds from shares issued to holders
in reinvestment of dividends	7,166
Cost of shares redeemed	(729,807)
Net increase in net assets from capital share transactions	6,814,749

TOTAL INCREASE IN NET ASSETS	6,260,407

NET ASSETS:
Beginning of period	—
End of period (including undistributed net
investment income of $2,109)	$6,260,407

(1) Commencement of Operations.

See notes to financial statements.

Intrepid Capital Fund

FINANCIAL HIGHLIGHTS

  Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period			January 3, 2005(1)
	Ended	Year Ended		through
	March 31,	September 30,		September 30,
	2008	2007	2006	2005
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.55	$10.18	$ 9.76	$10.00
OPERATIONS:
Net investment income(2)	0.09	0.47	0.19	0.07
Net realized and unrealized gain
(loss) on investment securities	(0.23)	0.55	0.52	(0.24)(4)
Total from operations	(0.14)	1.02	0.71	(0.17)
LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.47)	(0.19)	(0.07)
From net realized gains	(0.58)	(0.18)	(0.10)	0.00
Total distributions	(0.67)	(0.65)	(0.29)	(0.07)
NET ASSET VALUE:
End of period	$9.74	$10.55	$10.18	$9.76

Total return	(1.59)%(5)	10.10%	7.34%	(1.74)%(5)
Net assets at end of period
(000s omitted)	$33,188	$33,482	$27,845	$26,586
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense
reimbursement /recapture	1.88%(6)	1.95%	2.08%	3.08%(6)
After expense
reimbursement /recapture	1.95%(6)	1.95%(3)	1.95%	1.95%(6)
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense
reimbursement /recapture	1.87%(6)	4.35%	1.76%	0.35%(6)
After expense
reimbursement /recapture	1.80%(6)	4.35%(3)	1.89%	1.48%(6)
Portfolio turnover rate	50%	40%	24%	25%

(1) Commencement of Operations.
(2) Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) The recouped amount is less than .01%
(4) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(5) Not annualized.
(6) Annualized.

See notes to financial statements.

Intrepid Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period	Year	October 3, 2005(1)
	Ended	Ended	through
	March 31,	September 30,	September 30,
	2008	2007	2006
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$12.04	$10.37	$10.00
OPERATIONS:
Net investment income (loss)(2)	(0.01)	0.14	0.14
Net realized and unrealized gain
on investment securities	0.06	1.57	0.37
Total from operations	0.05	1.71	0.51
LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.04)	(0.14)
From net realized gains	(0.44)	—	—
Total distributions	(0.55)	(0.04)	(0.14)
NET ASSET VALUE:
End of period	$11.54	$12.04	$10.37

Total return	0.21%(3)	16.46%	5.14%(3)
Net assets at end of period (000s omitted)	$13,983	$5,387	$1,993
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before expense reimbursement	2.61%(4)	4.80%	7.88%(4)
After expense reimbursement	1.95%(4)	1.95%	1.95%(4)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	0.32%(4)	(1.27)%	(4.12)%(4)
After expense reimbursement	0.98%(4)	1.58%	1.81%(4)
Portfolio turnover rate	70%	126%	22%

(1) Commencement of Operations.
(2) Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized.
(4) Annualized.

See notes to financial statements.

Intrepid Income Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Period	July 2, 2007(1)
	Ended	through
	March 31,	September 30,
	2008	2007
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$ 9.94	$10.00
OPERATIONS:
Net investment income(2)	0.23	0.13
Net realized and unrealized loss on investment securities	(0.27)	(0.06)
Total from operations	(0.04)	0.07
LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.13)
From net realized gains	0.00(5)	0.00
Total distributions	(0.23)	(0.13)
NET ASSET VALUE:
End of period	$ 9.67	$9.94

Total return	(0.40)%(3)	0.67%(3)

Net assets at end of period (000s omitted)	$27,841	$21,872
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.68%(4)	2.19%(4)
After expense reimbursement	1.25%(4)	1.25%(4)
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense reimbursement	4.72%(4)	4.51%(4)
After expense reimbursement	5.15%(4)	5.45%(4)
Portfolio turnover rate	19%	12%

(1) Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized.
(4) Annualized.
(5) The amount represents less than $0.01 per share.

See notes to financial statements.

Intrepid All Cap Fund

FINANCIAL HIGHLIGHTS (continued)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

October 31, 2007(1)
through
March 31, 2008
(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.00
OPERATIONS:
Net investment income(2)	0.01
Net realized and unrealized loss on investment securities	(1.02)
Total from operations	(1.01)
LESS DISTRIBUTIONS:
From net investment income	(0.01)
Total distributions	(0.01)
NET ASSET VALUE:
End of period	$8.98

Total return	(10.10)%(3)
Net assets at end of period (000s omitted)	$6,260
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	3.40%(4)
After expense reimbursement	1.95%(4)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	(1.05)%(4)
After expense reimbursement	0.40%(4)
Portfolio turnover rate	55%

(1) Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized.
(4) Annualized.

See notes to financial statements.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS
March 31, 2008 (Unaudited)

1.	ORGANIZATION

          Intrepid Capital Management Funds Trust (the “Trust”), was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At March 31, 2008, the Trust consisted of four series (the “Funds”): Intrepid Capital Fund, Intrepid Small Cap Fund, Intrepid Income Fund and Intrepid All Cap Fund.  The Intrepid Capital Fund commenced operations on January 3, 2005, the Intrepid Small Cap Fund commenced operations on October 3, 2005, the Intrepid Income Fund commenced operations on July 2, 2007 and the Intrepid All Cap Fund commenced operations on October 31, 2007.

2.	SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Valuation of Securities

          The Funds’ securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities are valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Short-term investments are stated at amortized cost, which approximates fair value.  The valuation of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity quality, general market conditions or an appropriate matrix utilizing similar factors.  Any securities for which there are no readily available market quotations will be valued at a price determined in good faith by the Board of Trustees.

Use of Estimates

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Foreign Currency Transactions

   The books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Securities Transactions and Investment Income

   The Funds record security transactions based on trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy

   Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Organization and Offering Costs

   Organization and offering costs consist of costs incurred to establish the Trust and enable it legally to do business.  These expenses were paid by the Adviser. Prepaid initial registration expenses are deferred over the period of benefit not to exceed twelve months.

Federal Income Taxes

   The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

New Accounting Pronouncements

   Effective June 29, 2007, the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Company’s net assets or results of operations.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

   In September 2007, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management is currently evaluating the implications of FAS 157, and its impact on the financial statements has not yet been determined.

3.	INVESTMENT ADVISER

   The Trust has an Investment Advisory Agreement (the “Agreement”) with Intrepid Capital Management, Inc. (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid All Cap Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million, and on Intrepid Income Fund at the annual rate of 0.75% of average daily net assets.

   For the Intrepid Capital Fund and Intrepid Small Cap Fund, the Adviser has agreed to waive, through September 2008, and for the Intrepid All Cap Fund, the Adviser has agreed to waive, through September 2009, its management fee and/or reimburse the other expenses of the Funds, including organization expense, to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.95% of the Fund’s average daily net assets.  For the Intrepid Income Fund, the Adviser has agreed to waive, through September 2008, its management fee and/or reimburse the other expenses of the Fund, including organization expense, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.25% of the Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date suchamount was waived or reimbursed.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	9/30/08	9/30/09	9/30/10	9/30/11
Intrepid Capital Fund	$111,193	$35,995	$5,936	$—
Intrepid Small Cap Fund	—	83,916	95,022	29,872
Intrepid Income Fund	—	—	49,671	51,143
Intrepid All Cap Fund	—	—	—	33,588

4.  DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Funds.

Quasar Distributors, LLC serves as the distributor to the Funds.  Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended March 31, 2008 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$12,795,717	$12,166,770	$3,077,599	$5,849,111
Intrepid Small Cap Fund	$12,281,985	$4,248,708	—	—
Intrepid Income Fund	$3,612,480	$3,041,946	$1,568,509	$289,000
Intrepid All Cap Fund	$7,921,914	$1,966,134	$299,906	$300,076

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

6.  CAPITAL SHARE TRANSACTIONS

	Intrepid Capital Fund
		Period Ended	Year Ended
		March 31, 2008	September 30, 2007
	Shares sold	281,437	824,620
	Shares issued to holders
	in reinvestment of dividends	207,268	176,268
	Shares redeemed	(255,644)	(562,478)
	Net increase in shares	233,061	438,410
	Shares outstanding:
	Beginning of period	3,174,290	2,735,880
	End of period	3,407,351	3,174,290

	Intrepid Small Cap Fund
		Period Ended	Year Ended
		March 31, 2008	September 30, 2007
	Shares sold	794,851	319,392
	Shares issued to holders
	in reinvestment of dividends	26,931	644
	Shares redeemed	(56,965)	(64,710)
	Net increase in shares	764,817	255,326
	Shares outstanding:
	Beginning of period	447,419	192,093
	End of period	1,212,236	447,419

	Intrepid Income Fund
		Period Ended	Period Ended
		March 31, 2008	September 30, 2007(1)
	Shares sold	659,747	2,171,682
	Shares issued to holders
	in reinvestment of dividends	62,835	27,732
	Shares redeemed	(42,821)	—
	Net increase in shares	679,761	2,199,414
	Shares outstanding:
	Beginning of period	2,199,414	—
	End of period	2,879,175	2,199,414

(1)	Fund commenced operations on July 2, 2007.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

	Intrepid All Cap Fund
		Period Ended
		March 31, 2008(2)
	Shares sold	772,561
	Shares issued to holders
	in reinvestment of dividends	754
	Shares redeemed	(76,049)
	Net increase in shares	697,266
	Shares outstanding:
	Beginning of period	—
	End of period	697,266

(2)	Fund commenced operations on October 31, 2007.

7.	FEDERAL INCOME TAX INFORMATION

The tax components of distributions paid during the fiscal period ended September 30, 2007 are as follows:

	September 30, 2007		September 30, 2006
	Ordinary	Long-Term	Ordinary
	Income	Capital Gains	Income
Intrepid Capital Fund	$1,388,364	$484,602	$784,564
Intrepid Small Cap Fund	7,376	—	25,725
Intrepid Income Fund	275,658	—	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2007.

On the Statement of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed
	Net Realized	Net Investment	Paid-in
	Gains/Losses	Income/Loss	Capital
Intrepid Capital Fund	$299	$(299)	—
Intrepid Small Cap Fund	30	(30)	—
Intrepid Income Fund	—	—	—

The permanent differences primarily relate to foreign currency gain reclassifications and dividend reclassifications.

Intrepid Funds

NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2008 (Unaudited)

As of September 30, 2007, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

	Intrepid	Intrepid	Intrepid
	Capital Fund	Small Cap Fund	Income Fund
Cost of investments	$32,836,972	$5,218,896	$21,472,566

Unrealized appreciation	$1,817,010	$257,071	$67,875
Unrealized depreciation	(1,319,344)	(83,488)	(206,326)
Net unrealized appreciation
(depreciation)	$497,666	$173,583	$(138,451)

Undistributed ordinary income	$343,538	$223,669	$12,847
Undistributed long-term
capital gain	1,522,628	30,523	—
Distributable income	$1,866,166	$254,192	$12,847

Other accumulated losses	(312)	(30)	—
Total accumulated
earnings (losses)	$2,363,520	$427,745	$(125,604)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2007, Intrepid Capital Fund had a post-October currency loss of $312 and Intrepid Small Cap Fund had a post-October currency loss of $30.

Intrepid Funds

ADDITIONAL INFORMATION
 March 31, 2008 (Unaudited)

Investment Advisory Agreement Disclosure

On November 27, 2007, the Board of Trustees of Intrepid Capital Management Funds Trust approved the investment advisory agreements between the Intrepid Capital Fund and Intrepid Small Cap Fund (the “Funds”) and Intrepid Capital Management, Inc.  Prior to approving the agreement, the Board considered:

●	The nature, extent and quality of the services to be provided by Intrepid Capital Management, Inc.

●	The investment strategies and performance history of Intrepid Capital Management, Inc.

●	The cost of the services to be provided and profits to be realized by Intrepid Capital Management, Inc. from its relationship with the Funds

●	The extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale

●	The expense ratio of the Funds

●	The manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars

In considering the nature, extent and quality of the services to be provided by Intrepid Capital Management Inc., the Board considered the Adviser’s quality of investment management provided to the Funds, the Adviser’s management history and the Adviser’s ability to attract investors for the Funds.  The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would be satisfactory.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the strategies compared to their relevant benchmarks.  After further discussion, the Board concluded that the performance of the strategies were satisfactory in comparison to the performance of similar investments.

The Board considered the cost of services provided and the profits to be realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds.  The Board concluded that the investment advisory fees were fair and within the range of the industry averages.

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the Agreement fee schedules.  The Board concluded that given the expected growth of assets of the

Intrepid Funds

ADDITIONAL INFORMATION (continued)
March 31, 2008 (Unaudited)

Funds in the next year, the Adviser was unlikely to realize economies of scale and the proposed fee schedule was acceptable.

   The Board reviewed reports from the Funds’ administrator that compared the Funds’ total expense ratios to those of other comparable mutual funds.  The Board concluded that the total expenses of the Funds were fair and within the range of the industry averages.

   The Board reviewed reports discussing the manner in which portfolio transactions for the Funds were conducted, including the use of soft dollars.  Based on these reports, the Board concluded that the research and services to be obtained by the Adviser were beneficial to the Funds and that the Adviser would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds.

Shareholder Notification of Federal Tax Status

   The Intrepid Capital Fund designates $484,602 (100%) of total distributions paid during the fiscal year ended September 30, 2007 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

   The Intrepid Capital Fund and Intrepid Small Cap Fund designate 65.35% and 27.95%, respectively, of their ordinary income distributions for the period ended September 30, 2007, as qualified dividend income under the Jobs & Growth Tax Relief Reconciliation Act of 2003.

   For the period ended September 30, 2007, 62.1% and 26.0% of Intrepid Capital Fund and Intrepid Small Cap Fund dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only

   The Intrepid Capital Fund, Intrepid Small Cap Fund and Intrepid Income Fund hereby designate 39.15%, 17.82% and 100%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).
The Intrepid Capital Fund hereby designates 1.23% of its ordinary income distributions as short-term capitalization distributions under Internal Revenue Code Section 871(k)(2)(c).

Availability of Quarterly Portfolio Holdings Schedules

   The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.966.3863.  You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Intrepid Funds

ADDITIONAL INFORMATION (continued)
March 31, 2008 (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.  Once filed, the information is available without charge, upon request, by calling 1.866.966.3863 and on the SEC’s website (http://www.sec.gov).

Investment Adviser
Intrepid Capital Management Inc.
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.866.966.3863
www.intrepidcapitalfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)    /s/ Mark F. Travis
Mark F. Travis, President

Date                      6/2/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark F. Travis
Mark F. Travis, President

Date                      6/2/2008

By (Signature and Title)*  /s/ Donald C. White
Donald C. White, Treasurer

Date                      6/2/2008

* Print the name and title of each signing officer under his or her signature.